LONG-TERM BORROWING FROM THIRD PARTY (Tables)	12 Months Ended
Dec. 31, 2017
CONVERTIBLE LOAN [Abstract]
Schedule Of Long Term Borrowings From Third Parties
The following table sets forth the loan agreement of long-term borrowing from third party balance:

Date	Borrower	Lender	Amount (RMB)	Original Amount (US$)	Annual Interest Rate	Repayment Due Date
4/5/2017	Ambow Education Holding Ltd.	Sino Accord	39,205	6,000	0%	4/4/2019